Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $522.16 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator Growth-100 Power Buffer ETF™ - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $704.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)